Basis of Presentation and General Information - Results of operations since the acquisition date (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Voyage revenues	$ 145,041	$ 68,296	$ 85,684
Operating income/(loss)	(1,432)	8,343	(306,970)
Net (loss) / income	(11,723)	1,850	(314,521)
Oceanbulk
Voyage revenues	39,585
Operating income/(loss)	(645)
Net (loss) / income	(4,822)
Pappas Companies
Voyage revenues	2,249
Operating income/(loss)	111
Net (loss) / income	$ (213)